RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details - Breakdown hedged not hedged) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Energy Derivative Contracts
Disclosure of financial assets and liabilities [line items]
Financial instrument liabilities	$ (10)	$ (19)
Financial instrument assets	4	0
Interest Rate Swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument liabilities	(134)	(155)
Financial instrument assets	16	6
Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument liabilities	(14)	(96)
Financial instrument assets	72	20
Available-for-sale investments
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	$ 125	$ 159